UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4054
                                                      --------

                    OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: SEPTEMBER 30
                                               ------------

                   Date of reporting period: DECEMBER 31, 2006
                                             -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON       MATURITY         VALUE
---------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--118.2%
---------------------------------------------------------------------------------------------------------------------
NEW YORK--103.0%
 $        200,000       Albany County IDA (Wildwood Programs)                4.900   %   07/01/2021   $      207,794
---------------------------------------------------------------------------------------------------------------------
          125,000       Albany County IDA (Wildwood Programs)                5.000       07/01/2026          130,409
---------------------------------------------------------------------------------------------------------------------
       14,500,000       Albany IDA (Charitable Leadership)                   5.750       07/01/2026       15,307,505
---------------------------------------------------------------------------------------------------------------------
        1,000,000       Albany IDA (Charitable Leadership) 1                 6.000       07/01/2019        1,076,460
---------------------------------------------------------------------------------------------------------------------
          100,000       Albany IDA (New Covenant Charter School)             7.000       05/01/2025          100,096
---------------------------------------------------------------------------------------------------------------------
        1,140,000       Albany IDA (Sage Colleges) 1                         5.250       04/01/2019        1,165,536
---------------------------------------------------------------------------------------------------------------------
          500,000       Albany IDA (Sage Colleges)                           5.300       04/01/2029          511,405
---------------------------------------------------------------------------------------------------------------------
           30,000       Albany Parking Authority                             5.625       07/15/2025           31,980
---------------------------------------------------------------------------------------------------------------------
           30,000       Allegany County IDA (Houghton College)               5.250       01/15/2024           30,542
---------------------------------------------------------------------------------------------------------------------
        1,000,000       Amherst IDA (Daemen College)                         6.000       10/01/2021        1,109,460
---------------------------------------------------------------------------------------------------------------------
           50,000       Bethlehem IDA (American Hsg. Foundation)             6.875       06/01/2039           51,891
---------------------------------------------------------------------------------------------------------------------
        5,895,000       Brookhaven IDA (Alternatives for Children)           7.550       02/01/2033        6,436,868
---------------------------------------------------------------------------------------------------------------------
        9,235,000       Brookhaven IDA (Dowling College)                     6.750       11/01/2032        9,979,433
---------------------------------------------------------------------------------------------------------------------
          350,000       Broome County IDA (University Plaza)                 5.200       08/01/2030          368,417
---------------------------------------------------------------------------------------------------------------------
          250,000       Broome County IDA (University Plaza)                 5.200       08/01/2036          261,873
---------------------------------------------------------------------------------------------------------------------
          300,000       Bushnell Basin Fire Assoc. (Volunteer Fire
                        Dept.)                                               5.750       11/01/2030          306,465
---------------------------------------------------------------------------------------------------------------------
           85,000       Cattaraugus County IDA (Olean General Hospital)      5.250       08/01/2023           87,899
---------------------------------------------------------------------------------------------------------------------
          500,000       Cattaraugus County IDA (St. Bonaventure
                        University)                                          5.000       05/01/2023          519,440
---------------------------------------------------------------------------------------------------------------------
          620,000       Cattaraugus County IDA (St. Bonaventure
                        University)                                          5.100       05/01/2031          642,754
---------------------------------------------------------------------------------------------------------------------
           90,000       Chautauqua Utility District                          5.000       06/01/2022           93,738
---------------------------------------------------------------------------------------------------------------------
          100,000       Chautauqua Utility District                          5.000       06/01/2024          103,530
---------------------------------------------------------------------------------------------------------------------
          110,000       Chautauqua Utility District                          5.000       06/01/2026          113,287
---------------------------------------------------------------------------------------------------------------------
        1,715,000       Clarence IDA (Bristol Village) 1                     6.000       01/20/2044        1,910,596
---------------------------------------------------------------------------------------------------------------------
          105,000       Coeymans Fire District                               5.000       10/15/2019          110,919
---------------------------------------------------------------------------------------------------------------------
          105,000       Coeymans Fire District                               5.000       10/15/2020          110,446
---------------------------------------------------------------------------------------------------------------------
          110,000       Coeymans Fire District                               5.000       10/15/2021          115,294
---------------------------------------------------------------------------------------------------------------------
          115,000       Coeymans Fire District                               5.000       10/15/2022          120,279
---------------------------------------------------------------------------------------------------------------------
          125,000       Coeymans Fire District                               5.000       10/15/2023          130,366
---------------------------------------------------------------------------------------------------------------------
          130,000       Coeymans Fire District                               5.000       10/15/2024          135,196
---------------------------------------------------------------------------------------------------------------------
          135,000       Coeymans Fire District                               5.000       10/15/2025          140,098
---------------------------------------------------------------------------------------------------------------------
          140,000       Coeymans Fire District                               5.000       10/15/2026          144,977
---------------------------------------------------------------------------------------------------------------------
           15,000       Deerfield GO                                         5.500       06/15/2021           15,973
---------------------------------------------------------------------------------------------------------------------
           15,000       Deerfield GO                                         5.500       06/15/2022           15,925
---------------------------------------------------------------------------------------------------------------------
           15,000       Deerfield GO                                         5.500       06/15/2023           15,878
---------------------------------------------------------------------------------------------------------------------
           15,000       Deerfield GO                                         5.500       06/15/2024           15,945
---------------------------------------------------------------------------------------------------------------------
           20,000       Deerfield GO                                         5.500       06/15/2025           21,181
---------------------------------------------------------------------------------------------------------------------
           20,000       Deerfield GO                                         5.600       06/15/2026           21,119
---------------------------------------------------------------------------------------------------------------------
           20,000       Deerfield GO                                         5.600       06/15/2027           21,102
---------------------------------------------------------------------------------------------------------------------
           20,000       Deerfield GO                                         5.600       06/15/2028           21,063
---------------------------------------------------------------------------------------------------------------------
           25,000       Deerfield GO                                         5.600       06/15/2029           26,302
---------------------------------------------------------------------------------------------------------------------
           25,000       Deerfield GO                                         5.600       06/15/2030           26,244
---------------------------------------------------------------------------------------------------------------------
           25,000       Deerfield GO                                         5.600       06/15/2031           26,206
---------------------------------------------------------------------------------------------------------------------
           25,000       Deerfield GO                                         5.600       06/15/2032           26,188
---------------------------------------------------------------------------------------------------------------------
           30,000       Deerfield GO                                         5.600       06/15/2033           31,421
---------------------------------------------------------------------------------------------------------------------
           30,000       Deerfield GO                                         5.600       06/15/2034           31,435
---------------------------------------------------------------------------------------------------------------------
           30,000       Deerfield GO                                         5.600       06/15/2035           31,424
---------------------------------------------------------------------------------------------------------------------
           35,000       Deerfield GO                                         5.600       06/15/2036           36,661
---------------------------------------------------------------------------------------------------------------------
          840,000       East Rochester Hsg. Authority (St. John's
                        Meadows)                                             5.750       08/01/2037          866,452
---------------------------------------------------------------------------------------------------------------------


                  1 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON       MATURITY         VALUE
---------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
 $        500,000       Erie County IDA (Charter School Applied Tech)        6.875   %   06/01/2035   $      501,805
---------------------------------------------------------------------------------------------------------------------
        1,170,000       Erie County IDA (DePaul Properties)                  5.750       09/01/2028        1,052,357
---------------------------------------------------------------------------------------------------------------------
          180,000       Erie County IDA (DePaul Properties)                  6.500       09/01/2018          179,978
---------------------------------------------------------------------------------------------------------------------
        5,600,000       Erie County IDA (Medaille College)                   7.625       04/01/2035        6,407,128
---------------------------------------------------------------------------------------------------------------------
          750,000       Erie County IDA (Orchard Park)                       6.000       11/15/2036          804,225
---------------------------------------------------------------------------------------------------------------------
        9,050,000       Erie County IDA (The Episcopal Church Home)          5.875       02/01/2018        9,335,528
---------------------------------------------------------------------------------------------------------------------
        9,995,000       Erie County IDA (The Episcopal Church Home)          6.000       02/01/2028       10,314,440
---------------------------------------------------------------------------------------------------------------------
       30,000,000       Erie County Tobacco Asset Securitization Corp.       7.029 2     06/01/2055        1,203,600
---------------------------------------------------------------------------------------------------------------------
       23,800,000       Erie County Tobacco Asset Securitization Corp. 3     5.000       06/01/2045       24,233,041
---------------------------------------------------------------------------------------------------------------------
          100,000       Essex County IDA (North Country Community
                        College Foundation)                                  5.000       06/01/2020          103,647
---------------------------------------------------------------------------------------------------------------------
          130,000       Essex County IDA (North Country Community
                        College Foundation)                                  5.200       06/01/2025          135,400
---------------------------------------------------------------------------------------------------------------------
          110,000       Essex County IDA (North Country Community
                        College Foundation)                                  5.300       06/01/2035          114,271
---------------------------------------------------------------------------------------------------------------------
          175,000       Franklin County IDA (North Country Community
                        College Foundation)                                  5.200       06/01/2025          182,270
---------------------------------------------------------------------------------------------------------------------
        3,750,000       Geneva IDA (Hobart & William Smith Colleges) 1       5.375       02/01/2033        3,999,975
---------------------------------------------------------------------------------------------------------------------
           50,000       Hempstead IDA (Hofstra University)                   5.000       07/01/2033           51,925
---------------------------------------------------------------------------------------------------------------------
        5,365,000       Hempstead IDA (WORCA)                                6.900       08/01/2033        5,585,448
---------------------------------------------------------------------------------------------------------------------
           75,000       Hempstead Village GO                                 5.000       09/15/2024           78,793
---------------------------------------------------------------------------------------------------------------------
           70,000       Hempstead Village GO                                 5.000       09/15/2025           73,427
---------------------------------------------------------------------------------------------------------------------
           70,000       Hempstead Village GO                                 5.000       09/15/2026           73,314
---------------------------------------------------------------------------------------------------------------------
          880,000       Herkimer County IDA (Folts Adult Home)               5.500       03/20/2040          987,747
---------------------------------------------------------------------------------------------------------------------
        1,790,000       Herkimer County IDA (Herkimer County College
                        Foundation) 1                                        6.250       08/01/2034        1,942,920
---------------------------------------------------------------------------------------------------------------------
        5,000,000       Hudson Yards Infrastructure Corp. 3                  4.500       02/15/2047        5,172,675
---------------------------------------------------------------------------------------------------------------------
        6,000,000       Hudson Yards Infrastructure Corp. 3                  5.000       02/15/2047        6,207,210
---------------------------------------------------------------------------------------------------------------------
       14,000,000       Hudson Yards Infrastructure Corp.                    5.000       02/15/2047       14,813,680
---------------------------------------------------------------------------------------------------------------------
        2,420,000       Islip IDA (United Cerebral Palsy Assoc.) 4           6.250       12/01/2031        2,418,306
---------------------------------------------------------------------------------------------------------------------
          280,000       Islip IDA (United Cerebral Palsy Assoc.)             6.250       12/01/2031          280,098
---------------------------------------------------------------------------------------------------------------------
        1,335,000       Kiryas Joel BANs GO                                  6.100       05/11/2007        1,339,793
---------------------------------------------------------------------------------------------------------------------
        4,405,000       L.I.  Power Authority, Series A                      5.125       09/01/2029        4,578,821
---------------------------------------------------------------------------------------------------------------------
       23,000,000       L.I.  Power Authority, Series C 3                    5.000       09/01/2033       24,361,600
---------------------------------------------------------------------------------------------------------------------
        8,500,000       L.I.  Power Authority, Series C                      5.000       09/01/2035        8,997,335
---------------------------------------------------------------------------------------------------------------------
        1,000,000       Lyons Community Health Initiatives Corp.             5.550       09/01/2024        1,076,750
---------------------------------------------------------------------------------------------------------------------
           10,000       Monroe County IDA (Cloverwood Senior Living)         6.000       05/01/2013            9,677
---------------------------------------------------------------------------------------------------------------------
          200,000       Monroe County IDA (Rochester Institute of
                        Technology)                                          5.250       04/01/2019          205,932
---------------------------------------------------------------------------------------------------------------------
          525,000       Monroe County IDA (Rochester Institute of
                        Technology)                                          5.375       04/01/2029          540,220
---------------------------------------------------------------------------------------------------------------------
          200,000       Monroe County IDA (Summit at Brighton)               5.375       07/01/2032          202,582
---------------------------------------------------------------------------------------------------------------------
          400,000       Monroe County IDA (Summit at Brighton)               5.500       07/01/2027          410,816
---------------------------------------------------------------------------------------------------------------------
      302,900,000       Monroe County Tobacco Asset Securitization
                        Corp. (TASC)                                         7.701 2     06/01/2061        5,437,055
---------------------------------------------------------------------------------------------------------------------
        4,000,000       Monroe Newpower Corp.                                5.500       01/01/2034        4,204,640
---------------------------------------------------------------------------------------------------------------------
        1,000,000       Monroe Newpower Corp. 1                              5.625       01/01/2026        1,061,120
---------------------------------------------------------------------------------------------------------------------
        1,510,000       Montgomery County IDA (HFM Boces) 1                  5.000       07/01/2034        1,588,067
---------------------------------------------------------------------------------------------------------------------
       20,415,000       MTA Service Contract, Series A                       5.125       01/01/2029       21,570,897
---------------------------------------------------------------------------------------------------------------------
        4,090,000       MTA, Series A                                        5.000       11/15/2030        4,292,332
---------------------------------------------------------------------------------------------------------------------


                  2 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON       MATURITY         VALUE
---------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
 $     10,385,000       MTA, Series A                                        5.000   %   11/15/2031   $   11,054,936
---------------------------------------------------------------------------------------------------------------------
       30,000,000       MTA, Series A 3                                      5.000       11/15/2031       31,935,300
---------------------------------------------------------------------------------------------------------------------
       13,840,000       MTA, Series A 3                                      5.125       11/15/2031       14,632,894
---------------------------------------------------------------------------------------------------------------------
        4,470,000       MTA, Series B                                        5.000       11/15/2031        4,724,030
---------------------------------------------------------------------------------------------------------------------
       20,000,000       MTA, Series F                                        5.000       11/15/2030       21,151,800
---------------------------------------------------------------------------------------------------------------------
        5,000,000       MTA, Series F                                        5.000       11/15/2035        5,272,800
---------------------------------------------------------------------------------------------------------------------
          580,000       Nassau County IDA (ALIA-ACDS)                        6.125       09/01/2018          604,807
---------------------------------------------------------------------------------------------------------------------
        2,060,000       Nassau County IDA (ALIA-AP)                          7.000       09/01/2028        2,195,177
---------------------------------------------------------------------------------------------------------------------
          810,000       Nassau County IDA (ALIA-CMA)                         6.125       09/01/2018          842,570
---------------------------------------------------------------------------------------------------------------------
          895,000       Nassau County IDA (ALIA-CSMR)                        6.125       09/01/2018          930,988
---------------------------------------------------------------------------------------------------------------------
          580,000       Nassau County IDA (ALIA-EFLI)                        6.125       09/01/2018          603,322
---------------------------------------------------------------------------------------------------------------------
          460,000       Nassau County IDA (ALIA-HAII)                        6.125       09/01/2018          478,497
---------------------------------------------------------------------------------------------------------------------
          535,000       Nassau County IDA (ALIA-NCMRS)                       6.125       09/01/2018          556,512
---------------------------------------------------------------------------------------------------------------------
        2,710,000       Nassau County IDA (Hispanic Counseling Center)       7.625       06/01/2033        2,846,123
---------------------------------------------------------------------------------------------------------------------
           95,000       Nassau County IDA, Series A-A                        6.000       07/02/2021           96,777
---------------------------------------------------------------------------------------------------------------------
          985,000       Nassau County IDA, Series A-B                        6.000       07/01/2021        1,003,420
---------------------------------------------------------------------------------------------------------------------
           90,000       Nassau County IDA, Series A-C                        6.000       07/01/2021           91,683
---------------------------------------------------------------------------------------------------------------------
          100,000       Nassau County IDA, Series A-D                        6.000       07/01/2021          101,870
---------------------------------------------------------------------------------------------------------------------
       85,990,000       Nassau County Tobacco Settlement Corp.               6.151 2     06/01/2046        9,249,084
---------------------------------------------------------------------------------------------------------------------
       35,000,000       Nassau County Tobacco Settlement Corp.               6.629 2     06/01/2060        1,213,450
---------------------------------------------------------------------------------------------------------------------
       20,010,000       Nassau County Tobacco Settlement Corp.               5.125       06/01/2046       20,581,486
---------------------------------------------------------------------------------------------------------------------
       20,000,000       Nassau County Tobacco Settlement Corp. (TASC)        5.000       06/01/2035       20,474,800
---------------------------------------------------------------------------------------------------------------------
          115,000       New Hartford GO                                      5.000       09/15/2022          117,913
---------------------------------------------------------------------------------------------------------------------
        2,500,000       Niagara County IDA (American Ref-Fuel Company)       5.550       11/15/2024        2,612,450
---------------------------------------------------------------------------------------------------------------------
          500,000       Niagara County Tobacco Asset Securitization
                        Corp.                                                6.250       05/15/2034          532,570
---------------------------------------------------------------------------------------------------------------------
          285,000       Niagara County Tobacco Asset Securitization
                        Corp.                                                6.250       05/15/2040          303,565
---------------------------------------------------------------------------------------------------------------------
       20,000,000       NY Convention Center Devel. Corp. (Hotel Unit
                        Fee)                                                 5.000       11/15/2044       21,112,400
---------------------------------------------------------------------------------------------------------------------
        1,185,000       NY Counties Tobacco Trust I                          6.500       06/01/2035        1,272,323
---------------------------------------------------------------------------------------------------------------------
       14,650,000       NY Counties Tobacco Trust II (TASC)                  5.625       06/01/2035       15,372,978
---------------------------------------------------------------------------------------------------------------------
           20,000       NY Counties Tobacco Trust II (TASC)                  5.750       06/01/2043           21,069
---------------------------------------------------------------------------------------------------------------------
        1,800,000       NY Counties Tobacco Trust III 1                      6.000       06/01/2043        1,945,530
---------------------------------------------------------------------------------------------------------------------
          850,000       NY Counties Tobacco Trust IV                         5.000       06/01/2038          867,238
---------------------------------------------------------------------------------------------------------------------
        3,500,000       NY Counties Tobacco Trust IV (TASC) 5                0.000       06/01/2041        2,891,630
---------------------------------------------------------------------------------------------------------------------
        5,900,000       NY Counties Tobacco Trust IV (TASC) 3                5.000       06/01/2042        6,003,250
---------------------------------------------------------------------------------------------------------------------
        7,625,000       NY Counties Tobacco Trust IV (TASC) 1                5.000       06/01/2045        7,758,438
---------------------------------------------------------------------------------------------------------------------
        3,500,000       NY Counties Tobacco Trust IV (TASC) 5                6.650       06/01/2041          612,430
---------------------------------------------------------------------------------------------------------------------
       84,200,000       NY Counties Tobacco Trust V                          6.850 2     06/01/2055        3,397,470
---------------------------------------------------------------------------------------------------------------------
      334,000,000       NY Counties Tobacco Trust V                          7.850 2     06/01/2060        6,015,340
---------------------------------------------------------------------------------------------------------------------
      121,775,000       NY TSASC, Inc. (TFABs)                               5.125       06/01/2042      125,252,894
---------------------------------------------------------------------------------------------------------------------
       20,000,000       NYC GO 3                                             5.000       08/01/2021       21,283,400
---------------------------------------------------------------------------------------------------------------------
           35,000       NYC GO                                               5.000       08/01/2022           35,641
---------------------------------------------------------------------------------------------------------------------
        1,000,000       NYC GO 1                                             5.000       03/01/2024        1,055,860
---------------------------------------------------------------------------------------------------------------------
          790,000       NYC GO                                               5.000       04/01/2024          838,941
---------------------------------------------------------------------------------------------------------------------
        5,100,000       NYC GO                                               5.000       08/01/2024        5,411,355
---------------------------------------------------------------------------------------------------------------------
        1,500,000       NYC GO 4                                             5.000       01/01/2025        1,596,570
---------------------------------------------------------------------------------------------------------------------
        1,500,000       NYC GO 4                                             5.000       02/01/2025        1,597,170
---------------------------------------------------------------------------------------------------------------------
        4,000,000       NYC GO 4                                             5.000       03/01/2025        4,217,760
---------------------------------------------------------------------------------------------------------------------
        1,250,000       NYC GO                                               5.000       04/01/2025        1,325,463
---------------------------------------------------------------------------------------------------------------------
        1,185,000       NYC GO                                               5.000       08/01/2025        1,255,508
---------------------------------------------------------------------------------------------------------------------


                  3 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON       MATURITY         VALUE
---------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
 $      1,500,000       NYC GO 4                                             5.000   %   01/01/2026   $    1,594,050
---------------------------------------------------------------------------------------------------------------------
        1,500,000       NYC GO 4                                             5.000       02/01/2026        1,594,635
---------------------------------------------------------------------------------------------------------------------
          800,000       NYC GO                                               5.000       04/01/2026          847,040
---------------------------------------------------------------------------------------------------------------------
          400,000       NYC GO                                               5.000       08/01/2027          422,252
---------------------------------------------------------------------------------------------------------------------
          950,000       NYC GO 1                                             5.000       10/15/2027          991,325
---------------------------------------------------------------------------------------------------------------------
          250,000       NYC GO                                               5.000       08/01/2028          264,103
---------------------------------------------------------------------------------------------------------------------
        4,000,000       NYC GO 1                                             5.000       11/01/2028        4,204,800
---------------------------------------------------------------------------------------------------------------------
          885,000       NYC GO                                               5.000       06/01/2029          936,419
---------------------------------------------------------------------------------------------------------------------
        5,050,000       NYC GO                                               5.000       03/01/2030        5,306,389
---------------------------------------------------------------------------------------------------------------------
        1,000,000       NYC GO                                               5.000       06/01/2030        1,051,950
---------------------------------------------------------------------------------------------------------------------
          240,000       NYC GO                                               5.000       08/01/2030          253,241
---------------------------------------------------------------------------------------------------------------------
        1,900,000       NYC GO 1                                             5.000       06/01/2031        2,007,369
---------------------------------------------------------------------------------------------------------------------
        7,000,000       NYC GO                                               5.000       11/01/2034        7,348,880
---------------------------------------------------------------------------------------------------------------------
        3,000,000       NYC GO                                               5.000       03/01/2035        3,150,630
---------------------------------------------------------------------------------------------------------------------
        3,750,000       NYC GO                                               5.000       04/01/2035        3,939,863
---------------------------------------------------------------------------------------------------------------------
          585,000       NYC GO                                               5.000       08/01/2035          615,631
---------------------------------------------------------------------------------------------------------------------
        1,270,000       NYC GO 1                                             5.250       03/15/2032        1,368,997
---------------------------------------------------------------------------------------------------------------------
        2,130,000       NYC GO                                               5.375       12/01/2026        2,295,608
---------------------------------------------------------------------------------------------------------------------
          180,000       NYC GO                                               5.500       08/01/2010          183,497
---------------------------------------------------------------------------------------------------------------------
          915,000       NYC GO                                               5.500       06/01/2022        1,011,935
---------------------------------------------------------------------------------------------------------------------
          385,000       NYC GO                                               5.500       06/01/2022          417,752
---------------------------------------------------------------------------------------------------------------------
           75,000       NYC GO                                               5.875       08/01/2019           83,586
---------------------------------------------------------------------------------------------------------------------
          680,000       NYC GO                                               5.875       08/01/2019          747,551
---------------------------------------------------------------------------------------------------------------------
           20,000       NYC GO                                               6.000       05/15/2008           20,035
---------------------------------------------------------------------------------------------------------------------
           50,000       NYC GO                                               6.000       08/01/2011           51,107
---------------------------------------------------------------------------------------------------------------------
          505,000       NYC GO                                               6.125       08/01/2025          516,660
---------------------------------------------------------------------------------------------------------------------
            5,000       NYC GO                                               7.500       02/01/2019            5,015
---------------------------------------------------------------------------------------------------------------------
        2,500,000       NYC HDC (De Sales Assisted Living Devel.) 1          5.125       11/01/2018        2,579,925
---------------------------------------------------------------------------------------------------------------------
        1,402,698       NYC HDC (Keith Plaza)                                6.500       02/15/2018        1,404,985
---------------------------------------------------------------------------------------------------------------------
          750,000       NYC HDC (Multifamily Hsg.)                           4.750       11/01/2035          761,595
---------------------------------------------------------------------------------------------------------------------
        1,000,000       NYC HDC (Multifamily Hsg.)                           5.250       11/01/2030        1,053,720
---------------------------------------------------------------------------------------------------------------------
        2,000,000       NYC HDC (Multifamily Hsg.) 1                         5.250       11/01/2031        2,062,480
---------------------------------------------------------------------------------------------------------------------
        1,545,000       NYC HDC (Multifamily Hsg.), Series E-1 1             4.950       11/01/2033        1,607,495
---------------------------------------------------------------------------------------------------------------------
        2,129,145       NYC HDC (Seaview Towers)                             6.500       01/15/2018        2,240,350
---------------------------------------------------------------------------------------------------------------------
          100,000       NYC Health & Hospital Corp.                          5.375       02/15/2026          105,035
---------------------------------------------------------------------------------------------------------------------
        1,975,000       NYC Health & Hospital Corp.                          5.450       02/15/2026        2,081,492
---------------------------------------------------------------------------------------------------------------------
        1,500,000       NYC IDA (American Council of Learned Societies)      5.250       07/01/2027        1,583,865
---------------------------------------------------------------------------------------------------------------------
        2,760,000       NYC IDA (Beth Abraham Health Services)               6.500       02/15/2022        2,992,254
---------------------------------------------------------------------------------------------------------------------
          500,000       NYC IDA (Beth Abraham Health Services)               6.500       11/15/2027          542,865
---------------------------------------------------------------------------------------------------------------------
        2,100,000       NYC IDA (Beth Abraham Health Services)               6.500       11/15/2034        2,265,354
---------------------------------------------------------------------------------------------------------------------
        6,000,000       NYC IDA (Calhoun School)                             6.625       12/01/2034        6,385,740
---------------------------------------------------------------------------------------------------------------------
          500,000       NYC IDA (Calhoun School)                             6.625       12/01/2034          536,130
---------------------------------------------------------------------------------------------------------------------
          960,000       NYC IDA (Center for Elimination of Family
                        Violence)                                            7.375       11/01/2036          978,826
---------------------------------------------------------------------------------------------------------------------
          935,000       NYC IDA (Center for Nursing/Rehabilitation)          5.375       08/01/2027          936,449
---------------------------------------------------------------------------------------------------------------------
          245,000       NYC IDA (Center for Nursing/Rehabilitation)          5.375       08/01/2027          245,380
---------------------------------------------------------------------------------------------------------------------
        3,240,000       NYC IDA (Chapin School)                              5.000       11/01/2038        3,237,376
---------------------------------------------------------------------------------------------------------------------
        3,840,000       NYC IDA (Community Resource Developmentally
                        Disabled)                                            7.500       08/01/2026        3,923,098
---------------------------------------------------------------------------------------------------------------------
          150,000       NYC IDA (Comprehensive Care Management)              6.000       05/01/2026          155,885
---------------------------------------------------------------------------------------------------------------------
          350,000       NYC IDA (Comprehensive Care Management)              6.125       11/01/2035          363,468
---------------------------------------------------------------------------------------------------------------------


                  4 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON       MATURITY         VALUE
---------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
 $      1,000,000       NYC IDA (Eger Harbor House)                          5.875   %   05/20/2044   $    1,124,860
---------------------------------------------------------------------------------------------------------------------
          725,000       NYC IDA (Family Support Systems)                     7.500       11/01/2034          750,839
---------------------------------------------------------------------------------------------------------------------
          220,000       NYC IDA (Global Country World Peace)                 7.250       11/01/2025          222,603
---------------------------------------------------------------------------------------------------------------------
          170,000       NYC IDA (Global Country World Peace)                 7.250       11/01/2025          170,009
---------------------------------------------------------------------------------------------------------------------
          815,000       NYC IDA (Independent Living Assoc.)                  6.200       07/01/2020          829,466
---------------------------------------------------------------------------------------------------------------------
          500,000       NYC IDA (Liberty-7 World Trade Center) 5             6.750       03/01/2015          538,130
---------------------------------------------------------------------------------------------------------------------
        8,000,000       NYC IDA (Liberty-IAC/Interactive Corp.) 1            5.000       09/01/2035        8,313,840
---------------------------------------------------------------------------------------------------------------------
        3,700,000       NYC IDA (Lycee Francais De New York)                 5.375       06/01/2023        3,887,146
---------------------------------------------------------------------------------------------------------------------
        4,000,000       NYC IDA (Lycee Francais De New York)                 6.800       06/01/2028        4,406,680
---------------------------------------------------------------------------------------------------------------------
          370,000       NYC IDA (Metropolitan College of New York)           5.750       03/01/2020          368,109
---------------------------------------------------------------------------------------------------------------------
        2,300,000       NYC IDA (MMC Corp.) 1                                5.125       11/01/2035        2,374,152
---------------------------------------------------------------------------------------------------------------------
        6,510,000       NYC IDA (Mount St. Vincent) 1                        5.250       06/01/2036        6,763,044
---------------------------------------------------------------------------------------------------------------------
        2,175,000       NYC IDA (Polytechnic University) 1                   6.000       11/01/2020        2,271,418
---------------------------------------------------------------------------------------------------------------------
        4,080,000       NYC IDA (Polytechnic University)                     6.125       11/01/2030        4,258,174
---------------------------------------------------------------------------------------------------------------------
        1,380,000       NYC IDA (PSCH)                                       6.375       07/01/2033        1,479,995
---------------------------------------------------------------------------------------------------------------------
       16,320,000       NYC IDA (Queens Baseball Stadium)                    5.000       01/01/2046       17,331,024
---------------------------------------------------------------------------------------------------------------------
          750,000       NYC IDA (Reece School)                               7.500       12/01/2037          762,150
---------------------------------------------------------------------------------------------------------------------
          295,000       NYC IDA (Reece School)                               7.500       12/01/2037          295,027
---------------------------------------------------------------------------------------------------------------------
        1,480,000       NYC IDA (Staten Island University Hospital) 1        6.450       07/01/2032        1,567,379
---------------------------------------------------------------------------------------------------------------------
          756,500       NYC IDA (Studio School)                              7.000       11/01/2038          758,134
---------------------------------------------------------------------------------------------------------------------
        6,020,000       NYC IDA (The Child School)                           7.550       06/01/2033        6,507,018
---------------------------------------------------------------------------------------------------------------------
       15,625,000       NYC IDA (Touro College)                              6.350       06/01/2029       16,517,656
---------------------------------------------------------------------------------------------------------------------
        5,600,000       NYC IDA (Urban Resource Institute)                   7.375       11/01/2033        5,974,416
---------------------------------------------------------------------------------------------------------------------
          785,000       NYC IDA (Vaughn College Aeronautics)                 5.000       12/01/2021          790,770
---------------------------------------------------------------------------------------------------------------------
          310,000       NYC IDA (Vaughn College Aeronautics)                 5.000       12/01/2021          312,279
---------------------------------------------------------------------------------------------------------------------
          150,000       NYC IDA (Vaughn College Aeronautics)                 5.000       12/01/2028          149,697
---------------------------------------------------------------------------------------------------------------------
          360,000       NYC IDA (Vaughn College Aeronautics)                 5.000       12/01/2028          359,273
---------------------------------------------------------------------------------------------------------------------
          100,000       NYC IDA (Vaughn College Aeronautics)                 5.000       12/01/2031           99,082
---------------------------------------------------------------------------------------------------------------------
          200,000       NYC IDA (Vaughn College Aeronautics)                 5.250       12/01/2036          203,318
---------------------------------------------------------------------------------------------------------------------
        5,600,000       NYC IDA (Vocational Instruction)                     7.750       02/01/2033        5,414,752
---------------------------------------------------------------------------------------------------------------------
          850,000       NYC IDA (YMCA of Greater NY)                         5.000       08/01/2036          893,248
---------------------------------------------------------------------------------------------------------------------
        4,525,000       NYC IDA (YMCA of Greater NY)                         5.250       08/01/2021        4,697,312
---------------------------------------------------------------------------------------------------------------------
       13,020,000       NYC Municipal Water Finance Authority                5.000       06/15/2032       13,552,388
---------------------------------------------------------------------------------------------------------------------
        1,390,000       NYC Municipal Water Finance Authority 1              5.000       06/15/2032        1,475,082
---------------------------------------------------------------------------------------------------------------------
           50,000       NYC Municipal Water Finance Authority                5.000       06/15/2032           51,745
---------------------------------------------------------------------------------------------------------------------
        2,300,000       NYC Municipal Water Finance Authority 1              5.000       06/15/2037        2,427,328
---------------------------------------------------------------------------------------------------------------------
       20,000,000       NYC Municipal Water Finance Authority 3              5.000       06/15/2037       21,246,300
---------------------------------------------------------------------------------------------------------------------
          500,000       NYC Municipal Water Finance Authority 1              5.000       06/15/2038          521,990
---------------------------------------------------------------------------------------------------------------------
       20,000,000       NYC Municipal Water Finance Authority 3              5.000       06/15/2039       21,174,500
---------------------------------------------------------------------------------------------------------------------
          380,000       NYC Municipal Water Finance Authority                5.125       06/15/2030          385,970
---------------------------------------------------------------------------------------------------------------------
           20,000       NYC Municipal Water Finance Authority                5.250       06/15/2025           21,313
---------------------------------------------------------------------------------------------------------------------
        5,000,000       NYC Transitional Finance Authority (Future
                        Tax), Series E                                       5.000       02/01/2033        5,230,550
---------------------------------------------------------------------------------------------------------------------
          250,000       NYS DA (Cabrini Westchester)                         5.100       02/15/2026          273,548
---------------------------------------------------------------------------------------------------------------------
          450,000       NYS DA (Cabrini Westchester)                         5.200       02/15/2041          491,751
---------------------------------------------------------------------------------------------------------------------
          385,000       NYS DA (Chapel Oaks)                                 5.450       07/01/2026          399,314
---------------------------------------------------------------------------------------------------------------------
        1,870,000       NYS DA (Lenox Hill Hospital Obligated Group)         5.500       07/01/2030        1,959,367
---------------------------------------------------------------------------------------------------------------------
        1,000,000       NYS DA (Maimonides Medical Center)                   5.750       08/01/2024        1,021,630
---------------------------------------------------------------------------------------------------------------------
        1,290,000       NYS DA (Memorial Sloan-Kettering)                    5.000       07/01/2035        1,370,715
---------------------------------------------------------------------------------------------------------------------
          750,000       NYS DA (Mental Health Services Facilities)           5.000       02/15/2030          794,363
---------------------------------------------------------------------------------------------------------------------


                  5 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON       MATURITY         VALUE
---------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
 $      2,100,000       NYS DA (Mental Health Services Facilities) 1         5.000   %   02/15/2035   $    2,206,449
---------------------------------------------------------------------------------------------------------------------
          665,000       NYS DA (Montefiore Medical Center)                   5.450       08/01/2029          697,785
---------------------------------------------------------------------------------------------------------------------
          600,000       NYS DA (MSH/NYU Hospital Center/HJDOI
                        Obligated Group)                                     5.500       07/01/2026          612,540
---------------------------------------------------------------------------------------------------------------------
        8,890,000       NYS DA (MSH/NYU Hospital Center/HJDOI
                        Obligated Group)                                     6.500       07/01/2025        9,571,152
---------------------------------------------------------------------------------------------------------------------
           35,000       NYS DA (Niagara Nursing Home)                        5.600       08/01/2037           36,061
---------------------------------------------------------------------------------------------------------------------
          680,000       NYS DA (Nursing Home)                                4.900       02/15/2041          701,910
---------------------------------------------------------------------------------------------------------------------
          835,000       NYS DA (Nursing Home)                                4.950       02/15/2045          865,711
---------------------------------------------------------------------------------------------------------------------
        1,360,000       NYS DA (NY Methodist Hospital)                       5.250       07/01/2024        1,439,900
---------------------------------------------------------------------------------------------------------------------
        4,000,000       NYS DA (NY Society for the Relief of the
                        Ruptured and Crippled)                               5.000       08/15/2029        4,245,120
---------------------------------------------------------------------------------------------------------------------
        1,695,000       NYS DA (Nyack Hospital)                              6.250       07/01/2013        1,731,748
---------------------------------------------------------------------------------------------------------------------
          325,000       NYS DA (Ozanam Hall of Queens Nursing Home)          5.000       11/01/2026          341,344
---------------------------------------------------------------------------------------------------------------------
          350,000       NYS DA (Ozanam Hall of Queens Nursing Home)          5.000       11/01/2031          367,031
---------------------------------------------------------------------------------------------------------------------
        1,000,000       NYS DA (Personal Income Tax)                         5.000       03/15/2036        1,068,550
---------------------------------------------------------------------------------------------------------------------
          490,000       NYS DA (Providence Rest)                             5.000       07/01/2035          506,979
---------------------------------------------------------------------------------------------------------------------
        1,300,000       NYS DA (Providence Rest)                             5.125       07/01/2030        1,366,742
---------------------------------------------------------------------------------------------------------------------
          340,000       NYS DA (Providence Rest)                             5.250       07/01/2025          361,685
---------------------------------------------------------------------------------------------------------------------
          650,000       NYS DA (Rochester General Hospital)                  5.000       12/01/2035          683,157
---------------------------------------------------------------------------------------------------------------------
           70,000       NYS DA (Sarah Neuman Nursing Home)                   5.500       08/01/2037           72,083
---------------------------------------------------------------------------------------------------------------------
        5,000,000       NYS DA (School District Financing)                   5.750       10/01/2030        5,499,450
---------------------------------------------------------------------------------------------------------------------
        4,000,000       NYS DA (SS Joachim & Anne Residence)                 5.250       07/01/2027        4,187,520
---------------------------------------------------------------------------------------------------------------------
           65,000       NYS DA (St. Joseph's Hospital Health Center)         5.250       07/01/2018           66,791
---------------------------------------------------------------------------------------------------------------------
       13,200,000       NYS DA (St. Lukes Roosevelt Hospital)                4.900       08/15/2031       13,729,452
---------------------------------------------------------------------------------------------------------------------
       13,090,000       NYS DA (State University Educational
                        Facilities)                                          5.250       05/15/2015       14,201,734
---------------------------------------------------------------------------------------------------------------------
        2,510,000       NYS DA (State University Educational
                        Facilities)                                          5.250       05/15/2021        2,803,695
---------------------------------------------------------------------------------------------------------------------
        5,755,000       NYS DA (The Highlands Living)                        6.600       02/01/2034        5,797,242
---------------------------------------------------------------------------------------------------------------------
          500,000       NYS DA (Various School Districts)                    5.000       04/01/2035          529,960
---------------------------------------------------------------------------------------------------------------------
          100,000       NYS DA (Vassar College)                              5.000       07/01/2025          101,286
---------------------------------------------------------------------------------------------------------------------
        1,000,000       NYS DA (W.K. Nursing Home)                           6.125       02/01/2036        1,019,850
---------------------------------------------------------------------------------------------------------------------
        1,220,000       NYS DA (Winthrop University Hospital)                5.500       07/01/2023        1,297,336
---------------------------------------------------------------------------------------------------------------------
          100,000       NYS DA (Winthrop University Hospital\South
                        Nassau Communities Hospital Obligated Group)         5.500       07/01/2032          105,759
---------------------------------------------------------------------------------------------------------------------
           20,000       NYS EFC (Clean Water & Drinking Revolving
                        Funds)                                               5.000       06/15/2027           20,747
---------------------------------------------------------------------------------------------------------------------
           85,000       NYS EFC (NYS Water Services)                         6.600       09/15/2012           85,194
---------------------------------------------------------------------------------------------------------------------
        1,415,000       NYS ERDA (Brooklyn Union Gas Company) 1              5.500       01/01/2021        1,431,244
---------------------------------------------------------------------------------------------------------------------
        9,460,000       NYS HFA, Series A                                    6.100       11/01/2015        9,665,850
---------------------------------------------------------------------------------------------------------------------
           95,000       NYS Medcare (Hospital & Nursing Home)                5.400       08/15/2033           95,120
---------------------------------------------------------------------------------------------------------------------
          115,000       NYS Medcare (Hospital & Nursing Home)                6.200       08/15/2023          117,498
---------------------------------------------------------------------------------------------------------------------
          640,000       NYS Medcare (Hospital & Nursing Home)                6.300       08/15/2023          641,229
---------------------------------------------------------------------------------------------------------------------
        1,075,000       NYS Medcare (Insured Mtg. Nursing)                   6.150       02/15/2025        1,078,354
---------------------------------------------------------------------------------------------------------------------
          105,000       NYS UDC (Subordinated Lien)                          5.375       07/01/2022          107,244
---------------------------------------------------------------------------------------------------------------------
          200,000       NYS UDC (Subordinated Lien)                          5.500       07/01/2022          204,232
---------------------------------------------------------------------------------------------------------------------
          250,000       Oneida County IDA (Mohawk Valley Handicapped
                        Services)                                            5.300       03/15/2019          260,060
---------------------------------------------------------------------------------------------------------------------
        1,080,000       Onondaga County IDA (Anheuser-Busch) 1               4.875       07/01/2041        1,101,416
---------------------------------------------------------------------------------------------------------------------
           55,000       Onondaga County IDA (Salina Free Library)            5.500       12/01/2022           58,799
---------------------------------------------------------------------------------------------------------------------
        1,000,000       Orange County IDA (Glen Arden)                       5.625       01/01/2018        1,025,680
---------------------------------------------------------------------------------------------------------------------
          275,000       Orange County IDA (Glen Arden)                       5.700       01/01/2028          280,915
---------------------------------------------------------------------------------------------------------------------
        1,600,000       Otsego County IDA (Hartwick College) 1               5.900       07/01/2022        1,662,704
---------------------------------------------------------------------------------------------------------------------


                  6 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON       MATURITY         VALUE
---------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
 $     15,205,000       Port Authority  NY/NJ (Delta Air Lines) 5            6.950   %   06/01/2008   $   15,320,558
---------------------------------------------------------------------------------------------------------------------
       25,660,000       Port Authority  NY/NJ, 121st Series                  5.125       10/15/2030       26,171,147
---------------------------------------------------------------------------------------------------------------------
          185,000       Port Authority  NY/NJ, 121st Series                  5.375       10/15/2035          189,175
---------------------------------------------------------------------------------------------------------------------
        1,150,000       Port Authority  NY/NJ, 132nd Series 1                5.000       09/01/2038        1,209,984
---------------------------------------------------------------------------------------------------------------------
       38,280,000       Port Authority  NY/NJ, 140th Series 3                5.000       12/01/2034       40,634,794
---------------------------------------------------------------------------------------------------------------------
        3,180,000       Rensselaer County IDA (Emma Willard School)          5.000       01/01/2026        3,387,527
---------------------------------------------------------------------------------------------------------------------
        3,550,000       Rensselaer County IDA (Emma Willard School)          5.000       01/01/2031        3,773,437
---------------------------------------------------------------------------------------------------------------------
        6,275,000       Rensselaer County IDA (Emma Willard School)          5.000       01/01/2036        6,655,453
---------------------------------------------------------------------------------------------------------------------
        2,600,000       Rensselaer County IDA (Rensselaer
                        Polytechnical Institute)                             5.000       03/01/2036        2,747,706
---------------------------------------------------------------------------------------------------------------------
        2,680,000       Rensselaer County Tobacco Asset Securitization
                        Corp. 1                                              5.625       06/01/2035        2,812,365
---------------------------------------------------------------------------------------------------------------------
        2,000,000       Rensselaer County Tobacco Asset Securitization
                        Corp. 1                                              5.750       06/01/2043        2,108,700
---------------------------------------------------------------------------------------------------------------------
      101,000,000       Rockland County Tobacco Asset Securitization
                        Corp.                                                6.252 2     08/15/2045       10,897,900
---------------------------------------------------------------------------------------------------------------------
       53,000,000       Rockland County Tobacco Asset Securitization
                        Corp.                                                6.637 2     08/15/2050        3,183,710
---------------------------------------------------------------------------------------------------------------------
       45,000,000       Rockland County Tobacco Asset Securitization
                        Corp.                                                7.619 2     08/15/2060          879,300
---------------------------------------------------------------------------------------------------------------------
        1,060,000       Rockland County Tobacco Asset Securitization
                        Corp.                                                5.625       08/15/2035        1,114,081
---------------------------------------------------------------------------------------------------------------------
        3,150,000       Rockland County Tobacco Asset Securitization
                        Corp.                                                5.750       08/15/2043        3,326,841
---------------------------------------------------------------------------------------------------------------------
        2,500,000       Saratoga County IDA (Saratoga Hospital/Saratoga
                        Care/Benedict Community Health Center)               5.125       12/01/2033        2,635,275
---------------------------------------------------------------------------------------------------------------------
          250,000       SONYMA, Series 83                                    5.550       10/01/2027          256,955
---------------------------------------------------------------------------------------------------------------------
          255,000       Suffolk County IDA (ALIA-ACLD)                       5.950       10/01/2021          256,010
---------------------------------------------------------------------------------------------------------------------
          375,000       Suffolk County IDA (ALIA-DDI)                        5.950       10/01/2021          376,485
---------------------------------------------------------------------------------------------------------------------
           95,000       Suffolk County IDA (ALIA-FREE)                       5.950       10/01/2021           95,376
---------------------------------------------------------------------------------------------------------------------
           70,000       Suffolk County IDA (ALIA-IGHL)                       5.950       10/01/2021           70,277
---------------------------------------------------------------------------------------------------------------------
           40,000       Suffolk County IDA (ALIA-IGHL)                       6.000       10/01/2031           40,168
---------------------------------------------------------------------------------------------------------------------
        4,000,000       Suffolk County IDA (ALIA-IGHL)                       7.250       12/01/2033        4,268,400
---------------------------------------------------------------------------------------------------------------------
          230,000       Suffolk County IDA (ALIA-UCPAGS)                     5.950       10/01/2021          230,911
---------------------------------------------------------------------------------------------------------------------
           45,000       Suffolk County IDA (Catholic Charities)              6.000       10/01/2020           45,957
---------------------------------------------------------------------------------------------------------------------
           45,000       Suffolk County IDA (DDI)                             6.000       10/01/2020           45,957
---------------------------------------------------------------------------------------------------------------------
           45,000       Suffolk County IDA (DDI)                             6.000       10/01/2020           45,957
---------------------------------------------------------------------------------------------------------------------
        7,460,000       Suffolk County IDA (Dowling College)                 5.000       06/01/2036        7,734,901
---------------------------------------------------------------------------------------------------------------------
          205,000       Suffolk County IDA (Dowling College)                 6.700       12/01/2020          209,416
---------------------------------------------------------------------------------------------------------------------
           40,000       Suffolk County IDA (Independent Group Home
                        Living)                                              6.000       10/01/2020           40,851
---------------------------------------------------------------------------------------------------------------------
          575,000       Suffolk County IDA (Jefferson's Ferry)               5.000       11/01/2028          589,111
---------------------------------------------------------------------------------------------------------------------
        1,000,000       Suffolk County IDA (L.I.  Network Community
                        Services)                                            7.550       02/01/2034        1,066,040
---------------------------------------------------------------------------------------------------------------------
          620,000       Suffolk County IDA (Nassau-Suffolk Services
                        for Autism)                                          6.750       11/01/2036          632,592
---------------------------------------------------------------------------------------------------------------------
          210,000       Suffolk County IDA (Nassau-Suffolk Services
                        for Autism)                                          6.750       11/01/2036          210,393
---------------------------------------------------------------------------------------------------------------------
        5,985,000       Suffolk County IDA (Pederson-Krager Center)          7.000       11/01/2035        6,355,771
---------------------------------------------------------------------------------------------------------------------
          505,000       Suffolk County IDA (Pederson-Krager Center)          7.200       02/01/2035          541,865
---------------------------------------------------------------------------------------------------------------------
           45,000       Suffolk County IDA (Suffolk Hotels)                  6.000       10/01/2020           45,957
---------------------------------------------------------------------------------------------------------------------


                  7 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON       MATURITY         VALUE
---------------------------------------------------------------------------------------------------------------------
NEW YORK CONTINUED
 $         70,000       Suffolk County IDA (WORCA)                           6.000   %   10/01/2020   $       71,489
---------------------------------------------------------------------------------------------------------------------
          555,000       Sullivan County IDA (Center for Discovery)           5.625       06/01/2013          563,630
---------------------------------------------------------------------------------------------------------------------
          745,000       Sullivan County IDA (Center for Discovery)           6.000       06/01/2019          763,402
---------------------------------------------------------------------------------------------------------------------
          545,000       Sullivan County IDA (Center for Discovery)           6.500       06/01/2025          558,745
---------------------------------------------------------------------------------------------------------------------
          520,000       Sullivan County IDA (Center for Discovery)           6.950       02/01/2035          541,403
---------------------------------------------------------------------------------------------------------------------
          445,000       Syracuse IDA (Crouse Irving Companies)               5.250       01/01/2017          456,864
---------------------------------------------------------------------------------------------------------------------
          120,000       Tobacco Settlement Financing Corp. (TASC)            5.250       06/01/2012          120,814
---------------------------------------------------------------------------------------------------------------------
           75,000       Tompkins County IDA (Kendal at Ithaca)               5.500       07/01/2024           76,271
---------------------------------------------------------------------------------------------------------------------
           25,000       Triborough Bridge & Tunnel Authority                 5.000       01/01/2020           26,141
---------------------------------------------------------------------------------------------------------------------
       10,000,000       Triborough Bridge & Tunnel Authority 3               5.250       11/15/2023       10,773,350
---------------------------------------------------------------------------------------------------------------------
          600,000       Triborough Bridge & Tunnel Authority, Series A       5.000       11/15/2035          639,702
---------------------------------------------------------------------------------------------------------------------
       10,240,000       Triborough Bridge & Tunnel Authority, Series B 3     5.000       11/15/2027       10,697,574
---------------------------------------------------------------------------------------------------------------------
       64,350,000       Triborough Bridge & Tunnel Authority, Series B 3     5.000       11/15/2032       67,756,481
---------------------------------------------------------------------------------------------------------------------
       18,205,000       Triborough Bridge & Tunnel Authority, Series B 3     5.125       11/15/2029       19,345,594
---------------------------------------------------------------------------------------------------------------------
       35,905,000       TSASC, Inc. (TFABs)                                  5.000       06/01/2034       36,702,450
---------------------------------------------------------------------------------------------------------------------
       35,455,000       TSASC, Inc. (TFABs)                                  5.750       07/15/2032       39,151,538
---------------------------------------------------------------------------------------------------------------------
        1,475,000       Ulster County IDA (Benedictine Hospital)             6.500       11/01/2036        1,494,927
---------------------------------------------------------------------------------------------------------------------
        4,000,000       Utica IDA (Utica College Civic Facility)             5.750       08/01/2028        4,173,480
---------------------------------------------------------------------------------------------------------------------
        1,250,000       Utica IDA (Utica College Civic Facility)             6.750       12/01/2021        1,369,400
---------------------------------------------------------------------------------------------------------------------
          250,000       Westchester County IDA (Guiding Eyes for the
                        Blind)                                               5.375       08/01/2024          264,975
---------------------------------------------------------------------------------------------------------------------
          500,000       Westchester County IDA (Kendal on Hudson)            6.500       01/01/2034          538,305
---------------------------------------------------------------------------------------------------------------------
        1,855,000       Westchester County IDA (Rippowam-Cisqua School)      5.750       06/01/2029        1,918,793
---------------------------------------------------------------------------------------------------------------------
          320,000       Westchester County IDA (Schnurmacher Center)         6.500       11/01/2013          340,442
---------------------------------------------------------------------------------------------------------------------
          600,000       Westchester County IDA (Schnurmacher Center)         6.500       11/01/2033          648,414
---------------------------------------------------------------------------------------------------------------------
        5,960,000       Westchester County Tobacco Asset
                        Securitization Corp.                                 5.125       06/01/2045        6,111,324
---------------------------------------------------------------------------------------------------------------------
          500,000       Yonkers GO                                           5.000       08/01/2035          528,390
---------------------------------------------------------------------------------------------------------------------
          800,000       Yonkers IDA (St. Joseph's Hospital)                  5.900       03/01/2008          801,512
                                                                                                      ---------------
                                                                                                       1,307,043,761
---------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--15.2%
        8,510,000       Guam GO, Series A 1                                  5.400       11/15/2018        8,516,383
---------------------------------------------------------------------------------------------------------------------
          500,000       Guam Government Waterworks Authority &
                        Wastewater System 1                                  5.875       07/01/2035          537,715
---------------------------------------------------------------------------------------------------------------------
        5,250,000       Guam Power Authority, Series A                       5.125       10/01/2029        5,471,760
---------------------------------------------------------------------------------------------------------------------
       10,000,000       Guam Power Authority, Series A                       5.250       10/01/2034       10,454,800
---------------------------------------------------------------------------------------------------------------------
       84,000,000       Puerto Rico Children's Trust Fund (TASC)             6.343 2     05/15/2050        5,798,520
---------------------------------------------------------------------------------------------------------------------
          505,000       Puerto Rico Children's Trust Fund (TASC)             5.500       05/15/2039          529,225
---------------------------------------------------------------------------------------------------------------------
        4,030,000       Puerto Rico Commonwealth GO                          5.000       07/01/2027        4,180,480
---------------------------------------------------------------------------------------------------------------------
        4,000,000       Puerto Rico Commonwealth GO                          5.000       07/01/2034        4,163,680
---------------------------------------------------------------------------------------------------------------------
          500,000       Puerto Rico Commonwealth GO                          5.000       07/01/2035          524,885
---------------------------------------------------------------------------------------------------------------------
          355,000       Puerto Rico Highway & Transportation Authority       5.000       07/01/2028          367,851
---------------------------------------------------------------------------------------------------------------------
          250,000       Puerto Rico Highway & Transportation
                        Authority, Series A                                  5.000       07/01/2038          254,595
---------------------------------------------------------------------------------------------------------------------
        1,000,000       Puerto Rico Highway & Transportation
                        Authority, Series AA 1                               5.000       07/01/2035        1,036,200
---------------------------------------------------------------------------------------------------------------------
       20,380,000       Puerto Rico Highway & Transportation
                        Authority, Series G                                  5.000       07/01/2042       21,071,086
---------------------------------------------------------------------------------------------------------------------


                  8 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                            COUPON       MATURITY         VALUE
---------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS CONTINUED
 $     10,000,000       Puerto Rico Highway & Transportation
                        Authority, Series J                                  5.125   %   07/01/2039   $   10,475,400
---------------------------------------------------------------------------------------------------------------------
       12,240,000       Puerto Rico Highway & Transportation                 5.125       07/01/2043       12,812,342
                        Authority, Series J
---------------------------------------------------------------------------------------------------------------------
        1,000,000       Puerto Rico Highway & Transportation
                        Authority, Series K 1                                5.000       07/01/2027        1,046,880
---------------------------------------------------------------------------------------------------------------------
        3,230,000       Puerto Rico Highway & Transportation
                        Authority, Series K 1                                5.000       07/01/2030        3,379,097
---------------------------------------------------------------------------------------------------------------------
        1,000,000       Puerto Rico Highway & Transportation
                        Authority, Series K 1                                5.000       07/01/2035        1,045,440
---------------------------------------------------------------------------------------------------------------------
        1,400,000       Puerto Rico Infrastructure                           5.000       07/01/2037        1,468,558
---------------------------------------------------------------------------------------------------------------------
        2,150,000       Puerto Rico Infrastructure 1                         5.000       07/01/2041        2,241,483
---------------------------------------------------------------------------------------------------------------------
        8,665,000       Puerto Rico Infrastructure                           5.000       07/01/2046        9,061,857
---------------------------------------------------------------------------------------------------------------------
          105,000       Puerto Rico ITEMECF (G.R.B. Guaynabo)                5.625       07/01/2022          107,211
---------------------------------------------------------------------------------------------------------------------
        4,305,000       Puerto Rico ITEMECF (Polytechnic University of
                        Puerto Rico)                                         5.000       08/01/2022        4,429,415
---------------------------------------------------------------------------------------------------------------------
       38,000,000       Puerto Rico Public Buildings Authority               5.000       07/01/2036       39,554,960
---------------------------------------------------------------------------------------------------------------------
           50,000       Puerto Rico Public Buildings Authority               5.125       07/01/2022           52,415
---------------------------------------------------------------------------------------------------------------------
        2,000,000       Puerto Rico Public Buildings Authority 1             5.250       07/01/2029        2,138,640
---------------------------------------------------------------------------------------------------------------------
       12,640,000       Puerto Rico Public Buildings Authority               5.500       07/01/2023       13,854,578
---------------------------------------------------------------------------------------------------------------------
       12,745,000       Puerto Rico Public Finance Corp., Series E           5.500       08/01/2029       13,532,514
---------------------------------------------------------------------------------------------------------------------
          600,000       University of Puerto Rico, Series Q                  5.000       06/01/2030          630,102
---------------------------------------------------------------------------------------------------------------------
        9,240,000       University of Puerto Rico, Series Q                  5.000       06/01/2036        9,696,271
---------------------------------------------------------------------------------------------------------------------
        1,000,000       University of V.I. , Series A                        5.375       06/01/2034        1,058,210
---------------------------------------------------------------------------------------------------------------------
        1,700,000       V.I.  Public Finance Authority (Gross Receipts
                        Taxes Loan)                                          5.000       10/01/2031        1,755,573
---------------------------------------------------------------------------------------------------------------------
        1,485,000       V.I.  Public Finance Authority, Series A             5.500       10/01/2022        1,529,639
---------------------------------------------------------------------------------------------------------------------
          250,000       V.I.  Water & Power Authority                        5.300       07/01/2018          254,452
                                                                                                      ---------------
                                                                                                         193,032,217
---------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $1,431,857,667)-118.2%                                               1,500,075,978
---------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(18.2)                                                            (231,503,794)
                                                                                                      ---------------
NET ASSETS-100.0%                                                                                     $1,268,572,184
                                                                                                      ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. Zero coupon bond reflects effective yield on the date of purchase.

3. Security represents the underlying municipal bond on an inverse floating rate security.The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

4. When-issued security or forward commitment to be delivered and settled after December 31, 2006. See accompanying Notes.

5. Illiquid security. The aggregate value of illiquid securities as of December 31, 2006 was $19,362,748, which represents 1.53% of the Fund's net assets. See accompanying Notes.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACDS            Assoc. for Children with Down Syndrome
ACLD            Adults and Children with Learning and Developmental Disabilities
ALIA            Alliance of Long Island Agencies
AP              Advantage Planning, Inc.
BANs            Bond Anticipation Notes
CMA             Community Mainstreaming Associates, Inc.
CSMR            Community Services for the Mentally Retarded
DA              Dormitory Authority
DDI             Developmental Disabilities Institute


                  9 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

EFC             Environmental Facilities Corp.
EFLI            Epilepsy Foundation of L.I., Inc.
ERDA            Energy Research and Devel. Authority
FREE            Family Residences and Essential Enterprises
GO              General Obligation
HAII            Homes Anew II, Inc.
HDC             Housing Devel. Corp.
HFM             Hamilton Fulton Montgomery
HJDOI           Hospital for Joint Diseases Orthopedic Institute
IDA             Industrial Devel. Agency
IGHL            Independent Group Home for Living
ITEMECF         Industrial, Tourist, Educational, Medical and Environmental
                Community Facilities
L.I.            Long Island
MMC             Mercy Medical Center
MSH/NYU         Mount Sinai Hospital/New York University
MTA             Metropolitan Transportation Authority
NCMRS           Nassau Community Mental Retardation Services Company
NY/NJ           New York/New Jersey
NYC             New York City
NYS             New York State
PSCH            Professional Service Centers for the Handicapped, Inc.
RITES           Residual Interest Tax Exempt Security
ROLs            Residual Option Longs
SONYMA          State of New York Mortgage Agency
TASC            Tobacco Settlement Asset-Backed Bonds
TFABs           Tobacco Flexible Amortization Bonds
UCPAGS          United Cerebral Palsy Assoc. of Greater Suffolk
UDC             Urban Devel. Corp.
V.I.            United States Virgin Islands
WORCA           Working Organization for Retarded Children and Adults
YMCA            Young Men's Christian Assoc.

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                      VALUE     PERCENT
--------------------------------------------------------------------------------
Tobacco Settlement Payments                          $  367,376,009        24.5%
Highways/Railways                                       275,362,722        18.4
Higher Education                                        131,098,221         8.7
General Obligation                                      102,961,615         6.9
Not-for-Profit Organization                              87,920,408         5.9
Hospital/Health Care                                     71,533,485         4.8
Marine/Aviation Facilities                               68,205,100         4.2
Water Utilities                                          61,500,272         4.1
Electric Utilities                                       59,384,528         4.0
Municipal Leases                                         58,145,477         3.9
Education                                                35,864,095         2.4
Adult Living Facilities                                  30,586,301         2.0
Hotels, Restaurants & Leisure                            29,426,240         2.0
Sports Facility Revenue                                  28,710,909         1.9
Multifamily Housing                                      23,367,712         1.6
Sales Tax Revenue                                        20,292,703         1.4
Airlines                                                 15,320,558         1.0
Special Assessment                                       14,813,680         1.0
Special Tax                                              12,771,898         0.9
Resource Recovery                                         2,612,450         0.2
Gas Utilities                                             1,431,244         0.1
Pollution Control                                         1,101,416         0.1
Single Family Housing                                       256,955         0.0
Parking Fee Revenue                                          31,980         0.0
                                                     ---------------------------
Total                                                $1,500,075,978       100.0%
                                                     ===========================


                  10 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of December 31, 2006, the Fund had purchased $16,316,863 of securities issued on a when-issued basis or forward commitment.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $110,987,963 as of December 31, 2006, which represents 7.31% of the Fund's total assets.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker-dealer. The municipal bond is typically a fixed rate security. The broker-dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the


                  11 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At December 31, 2006 municipal bond holdings with a value of $325,457,963 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $214,470,000 in short-term floating rate notes issued and outstanding at that date.

At December 31, 2006, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                                                             VALUE AS OF
  AMOUNT      INVERSE FLOATERS 1                                       COUPON 2       MATURITY   DECEMBER 31, 2006
-------------------------------------------------------------------------------------------------------------------
 $6,500,000   Erie County Tobacco Asset Securitization Corp. RITES        4.060 %       6/1/45       $   6,736,535
  5,400,000   Erie County Tobacco Asset Securitization Corp. RITES        4.060         6/1/45           5,596,506
  2,750,000   Hudson Yards Infrastructure ROLs                            8.040        2/15/47           3,129,885
  5,750,000   L.I. Power Authority RITES                                  5.524         9/1/33           7,111,600
  7,500,000   MTA ROLs                                                    7.240       11/15/31           9,435,300
  3,460,000   MTA ROLs                                                    7.740       11/15/31           4,252,894
  2,950,000   NY Counties Tobacco Trust IV RITES                          4.090         6/1/42           3,053,250
  5,000,000   NYC GO RITES                                                4.690         8/1/21           6,283,400
  5,000,000   NYC Municipal Water Authority ROLs                          7.570        6/15/39           6,174,500
  5,000,000   NYC Municipal Water Finance Authority ROLs                  7.510        6/15/37           6,246,300
 19,140,000   Port Authority NY/NJ RITES                                  4.500        12/1/34          21,494,794
 10,000,000   Triborough Bridge & Tunnel Authority RITES                  5.465       11/15/32          12,117,800
  3,585,000   Triborough Bridge & Tunnel Authority RITES                  5.465       11/15/32           4,344,231
  2,560,000   Triborough Bridge & Tunnel Authority RITES                  5.465       11/15/27           3,017,574
  4,550,000   Triborough Bridge & Tunnel Authority RITES                  5.964       11/15/29           5,690,594
  2,500,000   Triborough Bridge & Tunnel Authority RITES                  6.500       11/15/23           3,273,350
  2,500,000   Triborough Bridge & Tunnel Authority ROLs                   7.570       11/15/32           3,029,450
                                                                                                     --------------
                                                                                                     $ 110,987,963
                                                                                                     ==============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 9 and 10 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

ILLIQUID SECURITIES

As of December 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of


                  12 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2833% as of December 31, 2006). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

For the period ended December 31, 2006, the average daily loan balance was $8,951,087 at an average daily interest rate of 5.287%. The Fund had borrowings outstanding of $18,100,000 at December 31, 2006 at an interest rate of 5.2833%. The Fund had gross borrowings and gross loan repayments of $83,800,000 and $99,200,000, respectively, during the period ended December 31, 2006. The maximum amount of borrowings outstanding at any month-end during the period ended December 31, 2006 was $18,100,000. The Fund paid $14,200 in fees and $112,352 in interest during the period ended December 31, 2006.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities            $ 1,217,300,434
                                          ================

Gross unrealized appreciation             $    69,013,336
Gross unrealized depreciation                    (707,792)
                                          ----------------
Net unrealized appreciation               $    68,305,544
                                          ================


                  13 | OPPENHEIMER AMT-FREE NEW YORK MUNICIPALS



ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 8, 2007, which is a date within 90 days of the filing date of this report on Form N-Q, that, as of said date, the design and operation of such controls and procedures are effective to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (i) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (ii) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

Subsequent to the issuance of the registrant's initial financial statements for its fiscal year ended September 30, 2006, and prior to the evaluation of its internal controls in connection with the issuance of the registrant's restated financial statements for its fiscal year ended September 30, 2006, the registrant's management became aware that other investment companies (not affiliated with the registrant) that invested in certain municipal securities referred to as "inverse floaters" and that had transferred certain municipal bonds to special purpose trusts for the purpose of investing in such inverse floaters, accounting for such transfers as "sales" in accordance with common practice in the mutual fund industry, had restated their financial statements to apply the provisions of Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," ("FAS 140") to the transfers of such municipal bonds in connection with their investments in inverse floaters, in response to comments by their independent public accountants about the sale accounting treatment that had previously been applied by such investment companies to such transfers. Prior to September 30, 2006, the registrant's most recent prior reporting period for purposes of evaluating its internal controls, the registrant had likewise accounted for such transfers as "sales." Registrant's management notes that other investment companies that invested in similar securities over the same time periods had been accounting for such transfers in a similar manner as the registrant. After a review of this treatment with the registrant's independent public accountants, registrant applied FAS 140 to such transfers and restated its financial statements for the fiscal year ended September 30, 2006. Registrant also applied FAS 140 to such transfers in the schedule of investments contained in this report.

Prior to the evaluation by registrant's officers of the design and operation of the registrant's disclosure controls and procedures in connection with the certifications in this report, the operation of registrant's disclosure controls and procedures and its controls and procedures over financial reporting was modified to enhance the review and analysis of the relevant terms and conditions for transfers of securities in connection with inverse floating rate obligations.

There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. However, as discussed above, prior to the evaluation by registrant's officers of the design and operation of the registrant's disclosure controls and procedures in connection with the certifications in this report, the registrant revised and enhanced controls over the application of FAS 140.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer AMT-Free New York Municipals

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: February 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: February 8, 2007